Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2024 Pay Versus Performance

The Pay Versus Performance Table below discloses the relationship between the compensation actually paid to our NEOs and the company’s financial performance during the year ended December 31, 2024.
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	ESRT Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return (NAREIT Office)(5) ($)	Net Income (Loss) (in thousands) ($)	Core FFO Per Share(6) ($)
2024	13,191,601	17,603,573	4,679,543	6,029,418	80.60	76.95	80,359	0.95
2023	8,963,424	20,787,135	4,707,746	9,158,021	74.64	63.33	84,407	0.93
2022	8,392,821	6,473,345	3,420,528	2,733,802	51.00	62.07	63,212	0.90
2021	7,920,132	1,265,781	3,080,479	1,421,646	66.07	99.50	(13,037)	0.70
2020	10,142,584	10,790,204	3,352,048	1,778,975	68.49	81.56	(22,887)	0.62

(1)
Summary Compensation Table Total for PEO — The amounts in this column are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table for Mr. Malkin, our Chairman and CEO, for the covered years.

(2)
Compensation Actually Paid to PEO — The amounts in this column represent “compensation actually paid” to Mr. Malkin. To calculate “compensation actually paid” we are required by SEC rules to include various adjustments to the amounts that have been reported in the “Total” column of the Summary Compensation Table for 2024 and previous years. Each of the amounts deducted and added to the amount reported in the “Total” column of the Summary Compensation table for Mr. Malkin for the applicable year are described in the columns of the below two tables:

Year	Summary Compensation Table Total for PEO ($)	Grant Date Fair Value of Equity Awards Granted During Applicable Year(a) ($)	Total Equity Award Adjustments for PEO(b) ($)	Compensation Actually Paid to PEO ($)
2024	13,191,601	(9,514,719)	13,926,691	17,603,573
2023	8,963,424	(6,034,573)	17,858,284	20,787,135
2022	8,392,821	(5,946,860)	4,027,384	6,473,345
2021	7,920,132	(5,751,405)	(902,946)	1,265,781
2020	10,142,584	(8,459,436)	9,107,056	10,790,204

(a)
Represents the grant date fair value of the equity awards to our PEO, as reported in the “Stock Award” column in the Summary Compensation Table for each applicable year.

(b)
Represents the year-over-year change in the fair value of equity awards to our PEO, as itemized in the table below. No awards vested in the year they were granted. These amounts include performance-based awards, the fair value of which assumes achievement of maximum performance.

Year	Year End Fair Value of Equity Awards Granted During Applicable Year ($)	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Un-vested as of Year End ($)	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Fair Value of Stock Awards Forfeited during the Covered Year ($)	Dollar Value of Dividends and Dividend Equivalent Rights Paid on Unvested Equity Awards During Applicable Year(i) ($)	Total Equity Award Adjustments ($)
2024	11,504,558	2,176,833	165,423	(158,508)	238,384	13,926,691
2023	10,881,823	6,185,528	852,103	(269,900)	208,730	17,858,284
2022	5,300,490	(212,271)	(427,668)	(778,468)	145,322	4,027,384
2021	4,500,590	(4,210,372)	308,662	(1,637,942)	136,116	(902,946)
2020	10,641,332	(1,861,570)	71,985	(42,233)	297,542	9,107,056

(i)
Represents dividends paid or accrued on stock awards prior to the vesting date(s) that are not otherwise reflected in the Compensation Actually Paid to PEO column.

(3)
Average Summary Compensation Table Total for Non-PEO NEOs — The amounts in this column are the average amounts of total compensation reported in the “Total” column of the Summary Compensation Table for our NEOs other than Mr. Malkin for the covered years. For 2024, our NEOs other than Mr. Malkin were Ms. Chiu and Messrs. Durels and Horn. For 2023, our NEOs other than Mr. Malkin were Ms. Chiu and Mr. Durels. For 2022 and 2021, our NEOs other than Mr. Malkin were Ms. Chiu and Messrs. Durels and Keltner. For 2020, our NEOs other than Mr. Malkin were Ms. Chiu, Mr. Durels and Mr. John B. Kessler.

(4)
Average Compensation Actually Paid to Non-PEO NEOs — The amounts in this column represent “compensation actually paid” to the Non-PEO NEOs. To calculate “compensation actually paid”, we are required by SEC rules to include various adjustments to the amounts that have been reported in the “Total” column of the Summary Compensation Table for 2024 and previous years. Each of the amounts deducted and added to the average amount reported in the “Total” column of the Summary Compensation Table for the Non-PEO NEOs for the applicable year are described in the columns of the below two tables:

Year(a)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Grant Date Fair Value of Equity Awards Granted During Applicable Year(b) ($)	Average Equity Award Adjustments for Non-PEO NEOs(c) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	4,679,543	(2,860,066)	4,209,942	6,029,418
2023	4,707,746	(2,689,072)	7,139,348	9,158,021
2022	3,420,528	(2,194,365)	1,507,639	2,733,802
2021	3,080,479	(1,962,617)	303,783	1,421,646
2020	3,352,048	(2,474,084)	901,011	1,778,975

(a)
For 2024, our NEOs other than Mr. Malkin were Ms. Chiu and Messrs. Durels and Horn. For 2023, our NEOs other than Mr. Malkin were Ms. Chiu and Mr. Durels. For 2022 and 2021, our NEOs other than Mr. Malkin were Ms. Chiu and Messrs. Durels and Keltner. For 2020, our NEOs other than Mr. Malkin were Ms. Chiu and Messrs. Durels, Keltner and Kessler.

(b)
Represents the average grant date fair value of the equity awards to our Non-PEO NEOs, based on the average of the amounts reported for the Non-PEO NEOs in the “Stock Award” column in the Summary Compensation Table for each applicable year.

(c)
Represents the average year-over-year change in the fair value of equity awards to our Non-PEO NEOs, as itemized in the table below. These amounts include performance-based awards, the fair value of which assumes achievement of maximum performance.

Year	Average Year End Fair Value of Equity Awards Granted During Applicable Year ($)	Average Change in Fair Value as of Year End of Any Prior Year Awards that Remain Un-vested as of Year End ($)	Average Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Fair Value of Stock Awards Forfeited during the Covered Year ($)	Average Dollar Value of Dividends and Dividend Equivalent Rights Paid on Unvested Equity Awards During Applicable Year(i) ($)	Average Total Equity Award Adjustments ($)
2024	3,187,723	639,512	348,318	—	(38,864)	73,252	4,209,942
2023	4,423,152	2,267,573	456,660	—	(93,325)	85,289	7,139,348
2022	1,560,034	(178,152)	172,673	384,946	(469,959)	38,097	1,507,639
2021	1,446,771	(928,143)	74,984	—	(325,478)	35,649	303,783
2020	1,984,949	(326,239)	(269,014)	365,022	(907,572)	53,864	901,011
(i)
Represents the average dividends paid or accrued on stock awards prior to the vesting date(s) that are not otherwise reflected in the Average Compensation Actually Paid to the Non-PEO NEOs column.

(5)
The amounts in these columns represent cumulative total return on our Class A common stock and the Nareit Office Index, assuming $100 fixed invested on December 31, 2019, with reinvestment of dividends before consideration of income taxes and without the payment of any commissions.

(6)
See page 91 for a reconciliation of Core FFO per Share to the most directly comparable GAAP measure.

Company Selected Measure Name	Core FFO per Share
Named Executive Officers, Footnote
(1)
Summary Compensation Table Total for PEO — The amounts in this column are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table for Mr. Malkin, our Chairman and CEO, for the covered years.
(3)
	Average Summary Compensation Table Total for Non-PEO NEOs — The amounts in this column are the average amounts of total compensation reported in the “Total” column of the Summary Compensation Table for our NEOs other than Mr. Malkin for the covered years. For 2024, our NEOs other than Mr. Malkin were Ms. Chiu and Messrs. Durels and Horn. For 2023, our NEOs other than Mr. Malkin were Ms. Chiu and Mr. Durels. For 2022 and 2021, our NEOs other than Mr. Malkin were Ms. Chiu and Messrs. Durels and Keltner.
Peer Group Issuers, Footnote
(5)
The amounts in these columns represent cumulative total return on our Class A common stock and the Nareit Office Index, assuming $100 fixed invested on December 31, 2019, with reinvestment of dividends before consideration of income taxes and without the payment of any commissions.

PEO Total Compensation Amount	$ 13,191,601	$ 8,963,424	$ 8,392,821	$ 7,920,132	$ 10,142,584
PEO Actually Paid Compensation Amount	$ 17,603,573	20,787,135	6,473,345	1,265,781	10,790,204
Adjustment To PEO Compensation, Footnote
(1)
Summary Compensation Table Total for PEO — The amounts in this column are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table for Mr. Malkin, our Chairman and CEO, for the covered years.

(2)
Compensation Actually Paid to PEO — The amounts in this column represent “compensation actually paid” to Mr. Malkin. To calculate “compensation actually paid” we are required by SEC rules to include various adjustments to the amounts that have been reported in the “Total” column of the Summary Compensation Table for 2024 and previous years. Each of the amounts deducted and added to the amount reported in the “Total” column of the Summary Compensation table for Mr. Malkin for the applicable year are described in the columns of the below two tables:

Year	Summary Compensation Table Total for PEO ($)	Grant Date Fair Value of Equity Awards Granted During Applicable Year(a) ($)	Total Equity Award Adjustments for PEO(b) ($)	Compensation Actually Paid to PEO ($)
2024	13,191,601	(9,514,719)	13,926,691	17,603,573
2023	8,963,424	(6,034,573)	17,858,284	20,787,135
2022	8,392,821	(5,946,860)	4,027,384	6,473,345
2021	7,920,132	(5,751,405)	(902,946)	1,265,781
2020	10,142,584	(8,459,436)	9,107,056	10,790,204

(a)
Represents the grant date fair value of the equity awards to our PEO, as reported in the “Stock Award” column in the Summary Compensation Table for each applicable year.

(b)
Represents the year-over-year change in the fair value of equity awards to our PEO, as itemized in the table below. No awards vested in the year they were granted. These amounts include performance-based awards, the fair value of which assumes achievement of maximum performance.

Year	Year End Fair Value of Equity Awards Granted During Applicable Year ($)	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Un-vested as of Year End ($)	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Fair Value of Stock Awards Forfeited during the Covered Year ($)	Dollar Value of Dividends and Dividend Equivalent Rights Paid on Unvested Equity Awards During Applicable Year(i) ($)	Total Equity Award Adjustments ($)
2024	11,504,558	2,176,833	165,423	(158,508)	238,384	13,926,691
2023	10,881,823	6,185,528	852,103	(269,900)	208,730	17,858,284
2022	5,300,490	(212,271)	(427,668)	(778,468)	145,322	4,027,384
2021	4,500,590	(4,210,372)	308,662	(1,637,942)	136,116	(902,946)
2020	10,641,332	(1,861,570)	71,985	(42,233)	297,542	9,107,056

(i)
Represents dividends paid or accrued on stock awards prior to the vesting date(s) that are not otherwise reflected in the Compensation Actually Paid to PEO column.

Non-PEO NEO Average Total Compensation Amount	$ 4,679,543	4,707,746	3,420,528	3,080,479	3,352,048
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,029,418	9,158,021	2,733,802	1,421,646	1,778,975
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Average Summary Compensation Table Total for Non-PEO NEOs — The amounts in this column are the average amounts of total compensation reported in the “Total” column of the Summary Compensation Table for our NEOs other than Mr. Malkin for the covered years. For 2024, our NEOs other than Mr. Malkin were Ms. Chiu and Messrs. Durels and Horn. For 2023, our NEOs other than Mr. Malkin were Ms. Chiu and Mr. Durels. For 2022 and 2021, our NEOs other than Mr. Malkin were Ms. Chiu and Messrs. Durels and Keltner. For 2020, our NEOs other than Mr. Malkin were Ms. Chiu, Mr. Durels and Mr. John B. Kessler.

(4)
Average Compensation Actually Paid to Non-PEO NEOs — The amounts in this column represent “compensation actually paid” to the Non-PEO NEOs. To calculate “compensation actually paid”, we are required by SEC rules to include various adjustments to the amounts that have been reported in the “Total” column of the Summary Compensation Table for 2024 and previous years. Each of the amounts deducted and added to the average amount reported in the “Total” column of the Summary Compensation Table for the Non-PEO NEOs for the applicable year are described in the columns of the below two tables:
Year(a)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Grant Date Fair Value of Equity Awards Granted During Applicable Year(b) ($)	Average Equity Award Adjustments for Non-PEO NEOs(c) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	4,679,543	(2,860,066)	4,209,942	6,029,418
2023	4,707,746	(2,689,072)	7,139,348	9,158,021
2022	3,420,528	(2,194,365)	1,507,639	2,733,802
2021	3,080,479	(1,962,617)	303,783	1,421,646
2020	3,352,048	(2,474,084)	901,011	1,778,975

(a)
For 2024, our NEOs other than Mr. Malkin were Ms. Chiu and Messrs. Durels and Horn. For 2023, our NEOs other than Mr. Malkin were Ms. Chiu and Mr. Durels. For 2022 and 2021, our NEOs other than Mr. Malkin were Ms. Chiu and Messrs. Durels and Keltner. For 2020, our NEOs other than Mr. Malkin were Ms. Chiu and Messrs. Durels, Keltner and Kessler.

(b)
Represents the average grant date fair value of the equity awards to our Non-PEO NEOs, based on the average of the amounts reported for the Non-PEO NEOs in the “Stock Award” column in the Summary Compensation Table for each applicable year.

(c)
Represents the average year-over-year change in the fair value of equity awards to our Non-PEO NEOs, as itemized in the table below. These amounts include performance-based awards, the fair value of which assumes achievement of maximum performance.

Year	Average Year End Fair Value of Equity Awards Granted During Applicable Year ($)	Average Change in Fair Value as of Year End of Any Prior Year Awards that Remain Un-vested as of Year End ($)	Average Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Fair Value of Stock Awards Forfeited during the Covered Year ($)	Average Dollar Value of Dividends and Dividend Equivalent Rights Paid on Unvested Equity Awards During Applicable Year(i) ($)	Average Total Equity Award Adjustments ($)
2024	3,187,723	639,512	348,318	—	(38,864)	73,252	4,209,942
2023	4,423,152	2,267,573	456,660	—	(93,325)	85,289	7,139,348
2022	1,560,034	(178,152)	172,673	384,946	(469,959)	38,097	1,507,639
2021	1,446,771	(928,143)	74,984	—	(325,478)	35,649	303,783
2020	1,984,949	(326,239)	(269,014)	365,022	(907,572)	53,864	901,011
(i)
Represents the average dividends paid or accrued on stock awards prior to the vesting date(s) that are not otherwise reflected in the Average Compensation Actually Paid to the Non-PEO NEOs column.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
OTHER FINANCIAL PERFORMANCE MEASURES
The following measures represent the most important financial performance measures used by the company to link compensation actually paid to that of our NEOs to company performance, each as described more fully on pages 40 through 48:
◗
Relative TSR (Nareit Office Index)

◗
Core FFO per share

◗
Same-store cash NOI (excluding Observatory)

◗
G&A expense as a percentage of revenues

◗
Net debt to Adj. EBITDA

In addition to financial results for these measures that are reported in accordance with GAAP, we report certain measures on a non-GAAP basis. These measures are not in accordance with, or a substitute for, GAAP, and our financial measures may differ from the non-GAAP financial measures used by other companies. Please see page 91 a reconciliation of non-GAAP measures to the most directly comparable GAAP measure.

Total Shareholder Return Amount	$ 80.6	74.64	51	66.07	68.49
Peer Group Total Shareholder Return Amount	76.95	63.33	62.07	99.5	81.56
Net Income (Loss)	$ 80,359,000	$ 84,407,000	$ 63,212,000	$ (13,037,000)	$ (22,887,000)
Company Selected Measure Amount	0.95	0.93	0.9	0.7	0.62
PEO Name	Mr. Malkin
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR (Nareit Office Index)
Measure:: 2
Pay vs Performance Disclosure
Name	Core FFO per share
Non-GAAP Measure Description	(6) See page 91 for a reconciliation of Core FFO per Share to the most directly comparable GAAP measure.
Measure:: 3
Pay vs Performance Disclosure
Name	Same-store cash NOI (excluding Observatory)
Measure:: 4
Pay vs Performance Disclosure
Name	G&A expense as a percentage of revenues
Measure:: 5
Pay vs Performance Disclosure
Name	Net debt to Adj. EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,514,719)	$ (6,034,573)	$ (5,946,860)	$ (5,751,405)	$ (8,459,436)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,926,691	17,858,284	4,027,384	(902,946)	9,107,056
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,504,558	10,881,823	5,300,490	4,500,590	10,641,332
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,176,833	6,185,528	(212,271)	(4,210,372)	(1,861,570)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	165,423	852,103	(427,668)	308,662	71,985
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	238,384	208,730	145,322	136,116	297,542
PEO | Fair Value Of Stock Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(158,508)	(269,900)	(778,468)	(1,637,942)	(42,233)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,860,066)	(2,689,072)	(2,194,365)	(1,962,617)	(2,474,084)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,209,942	7,139,348	1,507,639	303,783	901,011
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,187,723	4,423,152	1,560,034	1,446,771	1,984,949
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	639,512	2,267,573	(178,152)	(928,143)	(326,239)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			384,946		365,022
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	348,318	456,660	172,673	74,984	(269,014)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,252	85,289	38,097	35,649	53,864
Non-PEO NEO | Fair Value Of Stock Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (38,864)	$ (93,325)	$ (469,959)	$ (325,478)	$ (907,572)